Accounts Receivable, Net - Changes to Provisions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beggining of Year	$ (2,652)	$ (2,144)	$ (1,470)
Charges to Expenses	(548)	(567)	(747)
Amount Utilized	2,229	59	73
Balance at End of Year	$ (971)	$ (2,652)	$ (2,144)